Condensed Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Interest-earning deposits in other banks, fair value	¥ 0	¥ 4,365
Call loans, funds sold, and receivables under resale agreements	26,079	26,192
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	11,698,595	8,251,723
Trading account assets that are measured at fair value under fair value option	14,553,323	11,917,000
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	2,506,946	1,297,912
Securities being held to maturity, assets pledged that secured parties are permitted to sell or repledge	915,629	959,241
Securities being held to maturity that are measured at estimated fair value	2,645,343	3,058,998
Loans, net of unearned income, unamortized premiums and deferred loan fees	3,139,683	3,246,293
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	1,663	673
Long-term debt that are measured at fair value under fair value option	519,188	575,969
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value	¥ 0	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,154,508,220	14,150,894,620
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	11,157,644	16,723,747